Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2013
Equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles | Lower Range
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles | Upper Range
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Computers and Electronic Equipment
Summary of Significant Accounting Policies [Line Items]
Estimated useful life	3 years